Income Taxes - Narrative (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance	$ 200,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	344,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	43,600,000
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credit carryforward	$ 5,200,000